Mortgage Servicing Rights (Details 2) (MSRs, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
MSRs
Amortized cost:
Amortized cost at beginning of period	$ 92,155	$ 6,496
MSRs resulting from loan sales	190,469	89,698	6,557
Amortization	(19,251)	(4,039)	(61)
Amortized cost at end of period	263,373	92,155	6,496
Valuation allowance for impairment of MSRs:
Balance at beginning of period	(2,978)	(70)
Additions	(1,644)	(2,908)	(70)
Balance at of period end	(4,622)	(2,978)	(70)
Additional disclosures
MSRs, net	258,751	89,177	6,426
Estimated fair value of MSRs at of period end	269,422	91,028	6,465
Estimated amortization
2014	23,254
2015	22,714
2016	22,215
2017	21,869
2018	20,978
Thereafter	152,343
Total	$ 263,373